Investment Objectives and Goals	Apr. 08, 2025
Defiance Daily Target 2X Long DJT ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG DJT ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Trump Media & Technology Group Corp. (Nasdaq: DJT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long RDDT ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG RDDT ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Reddit, Inc. (NYSE: RDDT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.